Income Taxes (Taxes on Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S., income before income taxes	$ 819	$ 725	$ 702
Other, income before income taxes	1,824	1,755	1,605
Total income before income taxes	2,643	2,480	2,307
U.S. Federal, current	313	208	90
Other national governments, current	388	366	385
U.S. state and local, current	36	43	52
Total current income taxes	737	617	527
U.S. Federal, deferred	286	26	125
Other national governments, deferred	72	32	15
U.S. state and local, deferred	38	10	4
Total deferred income taxes	396	68	144
Total income taxes	$ 1,133	$ 685	$ 671